Note 15 - Stock-Based Compensation Plans (Tables)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012 Performance Share Units [Member]	Jan. 31, 2012 Restricted Share Units [Member]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Cost of revenues	56	110	73
Sales and marketing	412	251	229
Research and development	44	308	130
General and administrative	766	544	644
Effect on net income	1,278	1,213	1,076

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2013		January 31, 2012		January 31, 2011
	Weighted-Average	Range	Weighted-Average	Range	Weighted-Average	Range
Expected dividend yield (%)	-	-	-	-	-	-
Expected volatility (%)	33.2	N/A	33.6	N/A	37.3	34.6 to 37.9
Risk-free rate (%)	1.2	N/A	2.4	N/A	2.5	1.8 to 2.6
Expected option life (years)	5	N/A	5	N/A	5	5

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	2,987,251	$3.97
Granted	40,000	$8.97
Exercised	(163,050)	$4.29
Settled for Cash/ Shares	(340,840)	$2.59
Forfeited	(13,200)	$5.72
Balance at January 31, 2013	2,510,161	$4.35	2.4	12.8

Vested or expected to vest at January 31, 2013	2,441,011	$4.32	2.4	12.6

Exercisable at January 31, 2013	2,114,258	$4.04	2.0	11.5

	Number of PSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	-	-	-	-
Granted	139,071	$11.90
Balance at January 31, 2013	139,071	$11.90	9.0	1.3

Vested or expected to vest at January 31, 2013	139,071	$11.90	9.0	1.3

Exercisable at January 31, 2013	-	-	-	-

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	-	-	-	-
Granted	119,799	$8.80
Balance at January 31, 2013	119,799	$8.80	9.0	1.1

Vested or expected to vest at January 31, 2013	119,799	$8.80	9.0	1.1

Exercisable at January 31, 2013	39,933	$8.80	9.0	0.4

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$3.15 – $3.89	$3.39	1,254,531	2.4	$3.39	1,169,522
$4.20 – $4.43	$3.94	521,650	0.7	$3.94	521,650
$4.69 – $6.54	$5.81	686,480	3.3	$5.44	420,086
$7.23 – $9.01	$8.73	47,500	6.2	$7.23	3,000
	$4.35	2,510,161	2.4	$4.04	2,114,258

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2012	682,538	$1.89
Granted	40,000	$2.73
Vested	(317,935)	$1.70
Forfeited	(8,700)	$6.17
Balance at January 31, 2013	395,903	$2.08

Schedule Of Deferred Share Unit Plan Activity [Table Text Block]
Number of DSUs Outstanding
Balance at January 31, 2012	84,060
Granted	18,761
Balance at January 31, 2013	102,821

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2012	385,640
Granted	65,441
Vested and settled in cash	(209,592)
Balance at January 31, 2013	241,489	1.4

Vested at January 31, 2013	11,058	-

Unvested at January 31, 2013	230,431	1.4